Note 4 - Notes Payable - Related Party (Details Textual) - USD ($) xbrli-pure in Thousands	Aug. 11, 2017	Jan. 21, 2016	Jan. 04, 2015	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes Payable, Related Parties, Current				$ 154,653	$ 154,653	$ 120,214
Notes Payable, Related Parties, Noncurrent				115,060
Director [Member]
Related Party Transaction, Amounts of Transaction	$ 115,000		$ 150,000
Related Party Transaction, Rate	0.00%		0.00%
Notes Payable, Related Parties, Current				119,653
Notes Payable, Related Parties, Noncurrent				115,000
Consultant [Member]
Related Party Transaction, Amounts of Transaction		$ 35,000
Related Party Transaction, Rate		0.00%
Notes Payable, Related Parties, Current				$ 35,000